Note 6 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

On December 21, 2018, Dr. Raymond Urbanski, Chief Executive Officer and Chairman of the Board, provided a short-term loan of $100,000 to meet immediate capital needs. The loan matured on January 20, 2019 and carries an interest rate of 5%. The loan was repaid in January, 2019.